Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Mar. 31, 2023
Derivative Instruments and Hedging Activities [Abstract]
Schedule of Outstanding Notional Amount and Balance Sheet Location Information Related to Foreign Exchange Derivative Contracts	The following table presents outstanding notional amount and balance sheet location information related to foreign exchange derivative contracts as of March 31, 2022 and 2023:
	As of March 31, 2023
	Notional Amount	Non- Current Liabilities (Fair Value)	Current Liabilities (Fair Value)	Prepaid expenses and other current assets (Fair Value)	Other Non-Current Assets (Fair Value)	Other Non-Current Assets (Fair Value)	Current Liabilities (Fair Value)	Non- Current Liabilities (Fair Value)	Prepaid expenses and other current assets (Fair Value)
	(US$)	(INR)	(INR)	(INR)	(INR)	(US$)	(US$)	(US$)	(US$)
	Audited
	(In million)
Fair valuation of swaps and options	721.6	-	1,431	-	5,447	66.3	17.4	-	-
Forward exchange derivative contract	97.4	-	108	-	-	-	1.3	-	-
Fair valuation of swaps and forward	230.0	-	3	210	1,855	22.6	0.0	-	2.6

	As of March 31, 2022
	Notional Amount	Non- Current Liabilities (Fair Value)	Current Liabilities (Fair Value)	Prepaid expenses and other current assets (Fair Value)	Other Non-Current Assets (Fair Value)	Other Non-Current Assets (Fair Value)	Current Liabilities (Fair Value)	Non- Current Liabilities (Fair Value)	Prepaid expenses and other current assets (Fair Value)
	(US$)	(INR)	(INR)	(INR)	(INR)	(US$)	(US$)	(US$)	(US$)
	Audited
	(In million)
Fair valuation of swaps and options	753.9	-	1,735	-	2,647	34.9	22.9	-	-
Forward exchange derivative contract	93.8	-	106	13	-	-	1.4	-	0.2
Fair valuation of swaps and forward	253.7	7	658	-	883	11.6	8.7	0.1	-

Schedule of Documented Each Hedging Relationship and Assessed its Initial Effectiveness
	As of March 31, 2022
	Notional	Current Liabilities (Fair value)	Prepaid expenses and other current assets (Fair value)	Prepaid expenses and other current assets (Fair value)	Current Liabilities (Fair value)
	(US$)	(INR)	(INR)	(US$)	(US$)
	Audited
	(In million)
Forward exchange derivative contracts	15.7	12	1	0.0	0.2